Small-Cap Value Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.14%
Communication Services - 3.92%
Gray Television, Inc. 258,200 $ 3,697,424
TEGNA, Inc. 291,100 6,019,948
Telephone and Data
Systems, Inc. 268,600 3,733,540
WideOpenWest, Inc.* 325,000 3,987,750
17,438,662
Consumer Discretionary - 13.55%
Academy Sports &
Outdoors, Inc. 178,100 7,512,258
American Axle &
Manufacturing Holdings,
Inc.* 21,900 149,577
Beazer Homes USA, Inc.* 361,800 3,498,606
Chico's FAS, Inc.* 446,939 2,163,185
Ethan Allen Interiors, Inc. 131,100 2,771,454
Group 1 Automotive, Inc.+ 40,900 5,843,383
iRobot Corp.*+ 3,900 219,687
Laureate Education, Inc.+ 384,600 4,057,530
Light & Wonder, Inc.* 154,000 6,603,520
MarineMax, Inc.* 3,800 113,202
Meritage Homes Corp.* 800 56,216
SeaWorld Entertainment,
Inc.* 90,000 4,095,900
Signet Jewelers, Ltd. 55,000 3,145,450
Smith & Wesson Brands,
Inc.+ 408,703 4,238,250
Stitch Fix, Inc., Class A*+ 1,360,600 5,374,370
TravelCenters of America,
Inc.* 139,241 7,509,267
Tupperware Brands Corp.* 450,000 2,947,500
60,299,355
Consumer Staples - 6.33%
elf Beauty, Inc.* 19,200 722,304
Hostess Brands, Inc.* 323,600 7,520,464
Ingles Markets, Inc.,
Class A 75,700 5,996,197
John B Sanfilippo & Son,
Inc. 26,300 1,991,699
Rite Aid Corp.*+ 509,300 2,521,035
SpartanNash Co.+ 189,500 5,499,290
United Natural Foods, Inc.* 102,300 3,516,051
WD-40 Co.+ 2,200 386,628
28,153,668
Energy - 8.08%
Chord Energy Corp. 16,513 2,258,483
CONSOL Energy, Inc.+ 98,000 6,303,360
DHT Holdings, Inc. 659,800 4,988,088
Industry Company Shares Value
Energy (continued)
FLEX LNG, Ltd.+ 88,600 $ 2,805,962
International Seaways,
Inc.+ 275,400 9,674,802
ProPetro Holding Corp.* 257,000 2,068,850
Teekay Tankers, Ltd.,
Class A* 285,738 7,869,225
35,968,770
Financials - 25.43%
Amalgamated Financial
Corp. 232,000 5,231,600
AMERISAFE, Inc. 129,803 6,065,694
Banco Latinoamericano de
Comercio Exterior SA,
Class E 83,200 1,086,592
Banner Corp. 51,000 3,013,080
Berkshire Hills Bancorp,
Inc.+ 131,000 3,576,300
Brightsphere Investment
Group, Inc. 18,000 268,380
Byline Bancorp, Inc. 191,200 3,871,800
City Holding Co.+ 66,400 5,889,016
CNO Financial Group, Inc. 201,800 3,626,346
Customers Bancorp, Inc.* 210,300 6,199,644
Encore Capital Group,
Inc.* 98,900 4,497,972
Enstar Group, Ltd.* 14,100 2,391,219
EZCORP, Inc., Class A* 738,800 5,696,148
Farmers & Merchants
Bancorp, Inc./Archbold+ 61,400 1,649,818
First BanCorp 404,000 5,526,720
Genworth Financial, Inc.,
Class A* 1,581,800 5,536,300
Hanmi Financial Corp. 263,200 6,232,576
HarborOne Bancorp, Inc. 212,000 2,845,040
HomeStreet, Inc. 50,000 1,440,500
Jackson Financial, Inc.,
Class A 224,200 6,221,550
LendingClub Corp.* 215,000 2,375,750
MVB Financial Corp. 118,500 3,297,855
Oppenheimer Holdings,
Inc., Class A 103,933 3,219,844
PJT Partners, Inc., Class A 4,000 267,280
Provident Bancorp, Inc. 132,518 1,896,333
Stewart Information
Services Corp. 123,600 5,393,904
Tiptree, Inc. 518,500 5,579,060
Universal Insurance
Holdings, Inc. 184,667 1,818,970
Valley National Bancorp 547,600 5,914,080

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2022
Quarterly Report | September 30, 2022 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Waterstone Financial, Inc. 153,100 $ 2,474,096
113,103,467
Health Care - 8.08%
Addus HomeCare Corp.* 25,000 2,381,000
ADMA Biologics, Inc.* 2,391,000 5,810,130
Atea Pharmaceuticals,
Inc.*+ 347,612 1,977,912
Avid Bioservices, Inc.*+ 14,900 284,888
Community Health
Systems, Inc.*+ 693,000 1,489,950
Cross Country Healthcare,
Inc.* 279,500 7,929,415
Cutera, Inc.*+ 9,700 442,320
Innoviva, Inc.*+ 155,500 1,805,355
iRadimed Corp. 14,400 432,864
Medpace Holdings, Inc.*+ 2,600 408,642
Neogen Corp.* 395,000 5,518,150
Neuronetics, Inc.* 24,900 79,182
Omnicell, Inc.*+ 3,200 278,496
OraSure Technologies,
Inc.* 390,000 1,478,100
Prestige Consumer
Healthcare, Inc.* 106,100 5,286,963
Select Medical Holdings
Corp. 14,900 329,290
35,932,657
Industrials - 10.24%
ArcBest Corp. 88,720 6,452,605
Atkore, Inc.* 5,400 420,174
Atlas Air Worldwide
Holdings, Inc.*+ 50,000 4,778,500
BlueLinx Holdings, Inc.* 42,000 2,608,200
Boise Cascade Co. 104,300 6,201,678
Daseke, Inc.* 74,400 402,504
INNOVATE Corp.*+ 115,800 81,083
Kelly Services, Inc.,
Class A+ 128,000 1,739,520
Manitowoc Co., Inc. (The)* 144,200 1,117,550
MRC Global, Inc.* 43,900 315,641
Primoris Services Corp. 142,500 2,315,625
Sterling Infrastructure, Inc.* 303,800 6,522,586
Textainer Group Holdings,
Ltd. 140,100 3,763,086
Triton International, Ltd. 64,000 3,502,720
TrueBlue, Inc.* 280,508 5,352,093
45,573,565
Industry Company Shares Value
Information Technology - 4.57%
Amkor Technology, Inc.+ 139,300 $ 2,375,065
Calix, Inc.* 10,500 641,970
FormFactor, Inc.* 10,000 250,500
Hackett Group, Inc. (The) 63,143 1,118,894
Kulicke & Soffa Industries,
Inc.+ 7,500 288,975
LiveRamp Holdings, Inc.* 305,100 5,540,616
NetScout Systems, Inc.*+ 85,000 2,662,200
Novanta, Inc.* 3,200 370,080
OSI Systems, Inc.* 900 64,854
Power Integrations, Inc. 4,700 302,304
ScanSource, Inc.* 177,200 4,679,852
Turtle Beach Corp.* 297,200 2,026,904
20,322,214
Materials - 6.46%
AdvanSix, Inc. 119,400 3,832,740
Clearwater Paper Corp.* 133,600 5,023,360
Kronos Worldwide, Inc. 36,400 339,976
Olympic Steel, Inc.+ 192,631 4,393,913
Ryerson Holding Corp. 228,200 5,873,868
SunCoke Energy, Inc. 841,600 4,889,696
TimkenSteel Corp.*+ 292,700 4,387,573
28,741,126
Real Estate - 10.97%
Agree Realty Corp. 89,800 6,068,684
Armada Hoffler Properties,
Inc. 195,400 2,028,252
Community Healthcare
Trust, Inc. 129,200 4,231,300
Empire State Realty Trust,
Inc., Class A+ 467,800 3,068,768
Equity Commonwealth 94,400 2,299,584
Essential Properties Realty
Trust, Inc. 203,900 3,965,855
eXp World Holdings, Inc.+ 13,400 150,214
Four Corners Property
Trust, Inc. 100,000 2,419,000
Getty Realty Corp. 50,000 1,344,500
Independence Realty
Trust, Inc.+ 360,200 6,026,146
NexPoint Residential Trust,
Inc. 92,100 4,255,941
Physicians Realty Trust 369,300 5,554,272
Plymouth Industrial REIT,
Inc. 271,869 4,570,118
Terreno Realty Corp. 53,100 2,813,769
48,796,403

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of September 30, 2022
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Utilities - 1.51%
Avista Corp. 147,312 $ 5,457,910
Otter Tail Corp. 20,400 1,255,008
6,712,918
TOTAL COMMON STOCKS - 99.14% 441,042,805
(Cost $484,989,857)
.
Exchange Traded Fund - 0.58%
iShares Russell 2000
Value ETF+ 20,000 2,578,600
TOTAL EXCHANGE TRADED FUND - 0.58% 2,578,600
(Cost $2,982,225)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.00%
Fidelity Investments Money
Market Government
Portfolio Class I 2.74% 930
930
TOTAL MONEY MARKET FUND - 0.00% 930
(Cost $930)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 3.08%
Dreyfus Institutional
Preferred Government
Plus Money Market
Fund** 3.02% 13,687,748
13,687,748
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 3.08% 13,687,748
(Cost $13,687,748)
TOTAL INVESTMENTS
-
102.80%
$ 457,310,083
(Cost $501,660,760)
Liabilities in Excess of Other Assets - (2.80%) (12,473,810)
NET ASSETS - 100.00% $ 444,836,273
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2022.
^ Rate disclosed as of September 30, 2022.
+ This security or a portion of the security is out on loan at
September 30, 2022. Total loaned securities had a value of
$19,957,638, which included loaned securities with a value of
$1,707,013 that have been sold and are pending settlement as of
September 30, 2022. The total market value of loaned securities excluding these pending sales is $18,250,625.
Summary of inputs used to value the Fund’s investments as of 9/30/2022 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 441,042,805 $ – $ – $ 441,042,805
Exchange
Traded Fund 2,578,600 – – 2,578,600
Money Market
Fund 930 – – 930
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending 13,687,748 – – 13,687,748
TOTAL
$457,310,083 $– $– $457,310,083
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.